                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Clarus Capital Group Management LP
           (successor entity to Clarus Capital Management LLC)

Address:   237 Park Avenue Suite 900
           New York NY 10017

Form 13F File Number: 28-
                         -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ephraim Fields
Title:   Authorized Signatory
Phone:   212 808 7330

Signature, Place, and Date of Signing:


/s/ Ephraim Fields                      New York, NY    February 12, 2007
-------------------------------------   [City, State]   [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
First New York Securities L.L.C.

     28-11898


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           67

Form 13F Information Table Value Total:     $148,486
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number     Name

     1         28-11898                 First New York Securities L.L.C.

           COLUMN 1           COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                  VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         CLASS         CUSIP    [X$1000]   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADAMS EXPRESS CO           COM             006212104      5935    427900  SH         SOLE                    376400            51500
ALESCO FINANCIAL INC       COM             014485106       107     10000  SH         SOLE                                      10000
ALTRIA GROUP INC           COM             02209S103      7396     86175  SH         SOLE                     86175
AMERICA FIRST APARTMENT    COM             02363X104      4131    225734  SH         SOLE                    225734
ASSOCIATED ESTATES
   REALTY CORP             COM             045604105      2718    197800  SH         SOLE                    197800
BENIHANA INC-CL A          COM             082047200      5936    193355  SH         SOLE                    170655            22700
BIRCH MOUNTAIN RESOURCES   COM             09066X109        52     20600  SH         SOLE                                      20600
BOB EVANS FARMS INC        COM             096761101      1742     50895  SH         SOLE                     50895
CASH SYSTEMS INC           COM             14756B102        73     10000  SH         SOLE                     10000
CEC ENTERTAINMENT INC      COM             125137109       511     12700  SH         SOLE                     12700
CECO ENVIRONMENTAL CORP    COM             125141101       412     45892  SH         SOLE                     45892
CHAMPS ENTERTAINMENT INC   COM             158787101      1263    181698  SH         SOLE                    152890            28808
CLINICAL DATA INC          COM             18725U109       245     15293  SH         SOLE                     15293
COMFORCE CORP              COM             20038K109       119     50500  SH         SOLE                     50500
COMPASS DIVERSIFIED
   TRUST SHS               SH BEN INT      20451Q104      9033    526711  SH         SOLE                    439075            87636
COMPUTER HORIZONS CORP     COM             205908106       229     50600  SH         SOLE                     50600
CUTTER & BUCK INC          COM             232217109       303     28147  SH         SOLE                     14222            13925
DAC TECHNOLOGIES GROUP
   INTL                    COM             23302R107       119     52200  SH         SOLE                     23300            28900
DDI CORP                   COM 0.0001 NEW  233162502       135     18786  SH         SOLE                     18786
DIEDRICH COFFEE INC        COM NEW         253675201      1062    287733  SH         SOLE                    235713            52020
DOMINOS PIZZA INC          COM             25754A201      1103     39400  SH         SOLE                     39400
E COM VENTURES INC         COM NEW         26830K205      2017     83987  SH         SOLE                     64549            19438
FLANIGANS ENTERPRISES INC  COM             338517105       296     28400  SH         SOLE                     28400
FROZEN FOOD EXPRESS INDS
   INC                     COM             359360104      2116    246062  SH         SOLE                    209746            36316
GABELLI GLOBAL MULTIMEDIA  COM             36239Q109      3795    309331  SH         SOLE                    291531            17800
GLOBAL AXCESS CORP NEW     COM             37941L206        51    137780  SH         SOLE                    137780
GRUPO TMM S A DE CV        SP ADR A SHS    40051D105      1190    472200  SH         SOLE                    432800            39400
HAWK CORP                  CL A            420089104      4123    344500  SH         SOLE                    264700            79800
HERCULES TECHNOLOGY
   GROWTH                  COM             427096508      8757    614548  SH         SOLE                    483754           130794
INFOCROSSING INC           COM             45664X109      9758    598679  SH         SOLE                    547638            51041
KOHLBERG CAPITAL CORP      COM             500233101      1833    105910  SH         SOLE                     70910            35000
LODGIAN INC                COM PAR$.01     54021P403      1230     90400  SH         SOLE                     75500            14900
MAC-GRAY CORP              COM             554153106      1075     90200  SH         SOLE                     63100            27100
MCDONALDS CORP             COM             580135101      2214     49946  SH         SOLE                     49946
MEXICAN RESTAURANTS INC    COM             59283R104       995     90481  SH         SOLE                     90481
MILE MARKER INTERNATIONAL
   INC                     COM             599214202        79     37700  SH         SOLE                     19400            18300
NATHANS FAMOUS INC NEW     COM             632347100       310     21508  SH         SOLE                     21508
NEW ENGLAND REALTY
   ASSOCIATES              DEPOSITRY RCPT  644206104       336      4100  SH         SOLE                      4100
NGP CAPITAL RESOURCES
   COMPANY                 COM             62912R107      7722    461033  SH         SOLE                    425095            35938
NOBLE ROMANS INC           COM             655107100       333     91100  SH         SOLE                      9100            82000

OASYS MOBILE INC           COM             67421G104         8     19818  SH         SOLE                     19818
OVERHILL FARMS INC         COM             690212105       628    220100  SH         SOLE                    132100            88000
PARLUX FRAGRANCES INC      COM             701645103       395     70980  SH         SOLE                     61480             9500
PATRIOT CAPITAL FUNDING
   INC                     COM             70335Y104      1743    120317  SH         SOLE                    120317
PIZZA INN INC NEW          COM             725848105        84     44750  SH         SOLE                                      44750
PORTEC RAIL PRODUCTS INC   COM             736212101       217     21600  SH         SOLE                     21600
PROSPECT ENERGY
   CORPORATION             COM             74348T102      9200    537041  SH         SOLE                    489932            47109
RAINMAKER SYSTEMS INC      COM NEW         750875304       131     17600  SH         SOLE                                      17600
RED LION HOTELS
   COPORATION              COM             756764106      4112    323000  SH         SOLE                    283300            39700
RELIV INTERNATIONAL INC.   COM             75952R100       383     44169  SH         SOLE                     44169
REPTRON ELECTRONICS INC    COM             76026W208        12     20241  SH         SOLE                     13141             7100
RUBIOS RESTAURANTS INC     COM             78116B102       300     30455  SH         SOLE                     30455
STAR BUFFET INC            COM             855086104       155     19312  SH         SOLE                                      19312
STRATOS INTERNATIONAL INC  COM NEW         863100202       947    124544  SH         SOLE                     66964            57580
SUPERTEL HOSPITALITY INC   COM             868526104      7979   1151359  SH         SOLE                   1051185           100174
SUPREME INDUSTRIES
   INC-CL A                CL A            868607102       811    127100  SH         SOLE                    127100
THEGLOBE.COM INC           COM             88335R101       108   1737849  SH         SOLE                   1737849
TIME WARNER INC            COM             887317105       860     39500  SH         SOLE                     39500
TRAILER BRIDGE INC         COM             892782103       544     63331  SH         SOLE                     52931            10400
TRI-CONTINENTAL CORP       COM             895436103      6535    292000  SH         SOLE                    292000
TWIN DISC INC              COM             901476101     13453    378949  SH         SOLE                    308539            70410
UNITED RENTALS INC         COM             911363109      5055    198774  SH         SOLE                    198774
UTS HARBOR ACQ CORP
   UNIT 1 COM              UNIT 99/99/99   41145X206       601    100000  SH         SOLE                    100000
VCG HLDGS CORP             COM             91821K101       429     80900  SH         SOLE                     80900
WARNER CHILCOTT PLC        COM CL A        G9435N108      1221     88322  SH         SOLE                     88322
WASTE SERVICES INC         COM NEW         941075202       391     39657  SH         SOLE                     39657
WINTHROP REALTY TRUST INC
   SHS OF                  SH BEN INT      976391102      1330    194175  SH         SOLE                    173675            20500